ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of details of Parent Company's subsidiaries
Details of the Parent Company’s subsidiaries as of December 31, 2017 are as follows:

Name of Subsidiary	Principal Activity	Country of Incorporation and Residence	Proportion of Ownership Interest and Voting Power Held
Better Packages, Inc.	Manufacturing	United States	100%
BP Acquisition Corporation	Holding	United States	100%
Cantech Industries, Inc.	Manufacturing	United States	100%
Capstone Polyweave Private Limited (d/b/a Capstone)	Manufacturing	India	98.4%
FIBOPE Portuguesa-Filmes Biorientados, S.A.	Manufacturing	Portugal	100%
Intertape Polymer Corp.	Manufacturing	United States	100%
Intertape Polymer Europe GmbH	Distribution	Germany	100%
Intertape Polymer Inc.	Manufacturing	Canada	100%
Intertape Woven Products Services, S.A. de C.V.	Non-operating	Mexico	100%
Intertape Woven Products, S.A. de C.V.	Non-operating	Mexico	100%
IPG (US) Holdings Inc.	Holding	United States	100%
IPG (US) Inc.	Holding	United States	100%
IPG Luxembourg Finance S.à r.l	Financing	Luxembourg	100%
IPG Mauritius Holding Company Ltd	Holding	Mauritius	100%
IPG Mauritius II Ltd	Holding	Mauritius	100%
IPG Mauritius Ltd	Holding	Mauritius	100%
Powerband Industries Private Limited (d/b/a Powerband)	Manufacturing	India	74%
Spuntech Fabrics Inc.	Holding	Canada	100%

Schedule of classification of Company's financial instruments
The classification of the Company’s financial instruments is presented in the following table:

Category	Financial instruments
Financial assets measured at amortized cost	Cash
Trade receivables
Supplier rebates and other receivables (1)
Financial liabilities measured at amortized cost	Accounts payable and accrued liabilities (2)
Borrowings (3)
Call option redemption liability
Financial liabilities measured at fair value through earnings	Non-controlling interest put options
Derivative instruments in designated hedge accounting relationships	Interest rate swap agreements

(1)	Included in other current assets in the consolidated balance sheets

(2)	Excluding employee benefits

(3)	Excluding finance lease liabilities

Schedule of estimated useful lives of property, plant and equipment
Depreciation is recognized using the straight-line method over the estimated useful lives of like assets as outlined below or, if lower, over the terms of the related leases:

Years
Land	Indefinite
Buildings and related major components	3 to 40
Manufacturing equipment and related major components	5 to 30
Computer equipment and software	3 to 15
Furniture, office equipment and other	3 to 10
Assets related to restoration provisions	Expected remaining term of the lease

Schedule of estimated useful lives of intangible assets
Intangible assets are carried at cost less accumulated amortization and are amortized using the straight-line method over their estimated useful lives as follows:

Years
Distribution rights and customer contracts	6 to 15
Customer lists, license agreements and software	5 to 12
Patents and trademarks being amortized	5
Non-compete agreements	3 to 10